UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check  here  if  Amendment [X]; Amendment Number:     1
                                                  ---------

This Amendment (Check only one.): [X] is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  The Cincinnati Casualty Company
Address:               6200 South Gilmore Road
                       Fairfield, Ohio 45014

13F File Number:       028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

        /s/ Martin F. Hollenbeck        Fairfield, Ohio         August 20, 2012
        ------------------------       ----------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
   N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                              ---------
Form 13F Information Table Entry Total        23
                                              ---------
Form 13F Information Table Value Total        64,506
                                              ---------
                                              (thousands)
List of Other Included Managers:

No.          File No.               Name
01           028-10798              Cincinnati Financial Corporation

                                COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5             COLUMN 6     COLUMN 7         COLUMN 8
     Issuer                  Title of Class   Cusip    FMV (000) Shares/Principal SH/PRN Investment Dis  Oth Mgrs  Sole Shared  None
AUTOMATIC DATA PROCESSING    COM            053015103   4,008     72,000            SH   SHARED-OTHER     01       -     72,000  -
BLACKROCK INC                COM            09247X101   1,698     10,000            SH   SHARED-OTHER     01       -     10,000  -
DOVER CORP                   COM            260003108   4,825     90,000            SH   SHARED-OTHER     01       -     90,000  -
DUKE ENERGY CORP             COM            26441C105   4,587    198,900            SH   SHARED-OTHER     01       -    198,900  -
EMERSON ELECTRIC CO          COM            291011104   4,192     90,000            SH   SHARED-OTHER     01       -     90,000  -
GENERAL MILLS INC            COM            370334104   3,160     82,000            SH   SHARED-OTHER     01       -     82,000  -
GENUINE PARTS CO             COM            372460105     904     15,000            SH   SHARED-OTHER     01       -     15,000  -
HASBRO INC                   COM            418056107   1,439     42,500            SH   SHARED-OTHER     01       -     42,500  -
HONEYWELL INTERNATIONAL INC  COM            438516106   2,792     50,000            SH   SHARED-OTHER     01       -     50,000  -
INTEL CORP                   COM            458140100   1,119     42,000            SH   SHARED-OTHER     01       -     42,000  -
JOHNSON & JOHNSON            COM            478160104   1,689     25,000            SH   SHARED-OTHER     01       -     25,000  -
JP MORGAN CHASE              COM            46625H100   3,323     93,000            SH   SHARED-OTHER     01       -     93,000  -
LEGGETT & PLATT INC          COM            524660107   1,004     47,500            SH   SHARED-OTHER     01       -     47,500  -
LINEAR TECHNOLOGY CORP       COM            535678106   1,128     36,000            SH   SHARED-OTHER     01       -     36,000  -
MICROCHIP TECHNOLOGY INC     COM            595017104   1,224     37,000            SH   SHARED-OTHER     01       -     37,000  -
MICROSOFT CORP               COM            594918104   2,447     80,000            SH   SHARED-OTHER     01       -     80,000  -
NUCOR CORP                   COM            670346105     853     22,500            SH   SHARED-OTHER     01       -     22,500  -
PFIZER INC                   COM            717081103   5,437    236,400            SH   SHARED-OTHER     01       -    236,400  -
PRAXAIR INC                  COM            74005P104   2,718     25,000            SH   SHARED-OTHER     01       -     25,000  -
SPECTRA ENERGY CORP          COM            847560109   9,138    314,450            SH   SHARED-OTHER     01       -    314,450  -
UNITED TECHNOLOGIES CORP     COM            913017109   3,021     40,000            SH   SHARED-OTHER     01       -     40,000  -
US BANCORP                   COM            902973304   2,573     80,000            SH   SHARED-OTHER     01       -     80,000  -
WISCONSIN ENERGY CORP        COM            976657106   1,227     31,000            SH   SHARED-OTHER     01       -     31,000  -
                                                       64,506